Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of ROU Assets and Related Lease Liabilities

The following represents the aggregate right of use assets and related lease liabilities as of June 30, 2025 and 2026:

	As of June 30,
	2025	2026
	RMB	RMB
Right of use assets-related party	-	221
Right of use assets-third party	-	2,563
Right of use assets	-	2,784

lease liabilities -related party	-	118
lease liabilities -third party	-	2,556
Total lease liabilities	-	2,674

Current lease liabilities	-	1,197
Non-current lease liabilities	-	1,477
Total lease liabilities	-	2,674

The weighted average lease term and discount rate as of June 30, 2025 and 2026 were as follows:

	As of June 30,
	2025	2026
Weighted average lease term in years:
Operating leases	-	3.16
Weighted average discount rate:
Operating leases	-	4.51%

The components of lease expenses for the fiscal years ended June 30, 2025 and 2026 were as follows:

	Years ended June 30,
	2025	2026
	RMB	RMB
Operating lease expense	-	500
Short term lease expense	-	11
Total	-	511

Schedule of Maturities of Lease Liabilities

The following table provides maturities of lease liabilities as of June 30, 2026:

Minimum Lease Payment
RMB
Year ending June 30:
2027	1,280
2028	835
2029	326
2030	241
2031	127
Thereafter	30
Total remaining undiscounted lease payments	2,839
Less: Interest	165
Total present value of lease liabilities	2,674
Less: Current operating lease liabilities	1,197
Non-current operating lease liabilities	1,477